LEASES	9 Months Ended
Jul. 31, 2026
Leases
LEASES

NOTE 9: LEASES

The Company leases its manufacturing facility and it is classified as an operating lease. The Company recognized a right of use asset and lease liability pursuant to this lease. The lease liability was calculated at the commencement date of the lease by discounting the future payments using the Company’s incremental borrowing rate of 10%.

The lease for the manufacturing facility commenced on June 1, 2022, and has a term of five years. For the first twelve months the monthly lease payments were $36,000. The monthly lease payments are subject to an annual increase of 3%.

Right-of-use lease asset is summarized below:

	July 31, 2026	October 31, 2025
Manufacturing lease	$1,788,571	$1,788,571
Less: accumulated amortization	(1,476,710)	(1,222,210)
Right-of-use lease asset, net	$311,861	$566,361

Operating lease liability is summarized below:

	July 31, 2026	October 31, 2025
Manufacturing lease	$387,215	$701,275
Less: current portion	(387,215)	(477,956)
Long term portion	$–	$223,319

Future minimum lease payments required under this operating lease on an undiscounted cash flow basis as of July 31, 2026 were as follows:

Remainder of 2026	$121,555
2027	283,628
Total future minimum lease payments	$405,183
Less imputed interest	(17,968)
Total operating lease liability	$387,215

The Company recognized rent expense pursuant to this lease on the straight-line basis in accordance with the guidance in ASC 842. The Company recognized rent expense of $298,100 and $300,057 for the nine months ended July 31, 2026 and 2025, related to this lease, The Company recognized rent expense of $89,430 and $100,019 for the three months ended July 31, 2026 and 2025, related to this lease, which is included within facilities expense on the condensed consolidated statements of operations.